Income Taxes (Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pre-tax income		$ 160,963,000		$ 160,403,000		$ 109,742,000
Weighted-average statutory income tax rate		35.20%	[1]	32.35%	[1]	36.87%	[1]
Income tax expense at weighted-average statutory tax rate		56,659,000		51,890,000		40,462,000
Change in valuation allowance		(7,660,000)		(20,962,000)		(91,416,000)
Non-deductible expenses		22,258,000		28,783,000		31,575,000
Withholding income taxes on intercompany transactions		3,437,000		9,038,000		8,233,000
Loss on amnesty program						8,681,000
Tax inflation adjustment		(10,983,000)		(3,471,000)		(3,994,000)
Expiration of tax loss carryforwards		1,017,000		1,298,000		6,071,000
Others		436,000		(333,000)		3,838,000
Income Tax Expense (Benefit), Total		46,375,000		44,603,000		3,450,000
Tax deductible goodwill	310,000,000
Tax deductible goodwill, amortization period	60 months
Brazil [Member]
Tax deductible goodwill		$ (18,789,000)	[2]	$ (21,640,000)	[2]

[1]	Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
[2]	In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.